Document and Entity Information	Nov. 15, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	Ingredion Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13397
Entity Tax Identification Number	22-3514823
Entity Address, Address Line One	5 Westbrook Corporate Center
Entity Address, City or Town	Westchester
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60154-5749
City Area Code	708
Local Phone Number	551-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	INGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	(d) On August 19, 2021, Ingredion Incorporated (the “Company”) filed a Current Report on Form 8-K dated August 17, 2021 announcing the election of Catherine A. Suever as a director of the Company, effective August 17, 2021. On November 15, 2021, the Company’s Board of Directors appointed Ms. Suever a member of the Audit Committee of the Board of Directors. Except for the addition of this information, there is no change in the Current Report on Form 8-K dated August 17, 2021.
Entity Central Index Key	0001046257
Amendment Flag	true